Cover	Nov. 02, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2021
Entity File Number	001-39618
Entity Registrant Name	MOTION ACQUISITION CORP.
Entity Central Index Key	0001822359
Entity Tax Identification Number	85-2515483
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Graubard Miller
Entity Address, Address Line Two	405 Lexington Avenue
Entity Address, Address Line Three	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10174
City Area Code	(212)
Local Phone Number	818-8800
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one redeemable warrant
Trading Symbol	MOTNU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	MOTN
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for shares of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	MOTNW
Security Exchange Name	NASDAQ